Material accounting policies (Policies)	6 Months Ended
Jun. 30, 2026
Material accounting policies
Basis of preparation

Basis of preparation

The Interim Financial Information for the three-month and six-month periods ended 30 June 2026 has been prepared in accordance with IAS 34, ‘Interim Financial Reporting’. The Interim Financial Information should be read in conjunction with the annual audited financial statements for the year ended 31 December 2025, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”). The Interim Financial Information does not include all the information required for a complete set of financial statements prepared in accordance with IFRS standards. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual financial statements.

In the preparation of this set of Interim Financial Information, the same accounting policies have been applied as those used in the preparation of the annual financial statements for the year ended 31 December 2025.

Critical accounting estimates, assumptions and judgements

The preparation of the Interim Financial Information requires Management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

In preparing this Interim Financial Information, the judgements made by Management in applying the Group’s accounting policies and the key sources of estimation uncertainty are the same as those that applied to the consolidated financial statements for the year ended 31 December 2025.

Accounting policies followed in interim financial statements

In the preparation of this set of Interim Financial Information, the same accounting policies have been applied as those used in the preparation of the annual financial statements for the year ended 31 December 2025.